Vessels, Net - Summary of Accompanying Consolidated Balance Sheets of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Beginning Balance, Vessel cost	$ 94,990,150	$ 79,824,125
Acquisitions and improvements		15,166,025
Ending Balance, Vessel cost	94,990,150	94,990,150	$ 79,824,125
Beginning Balance, Accumulated Depreciation	(10,840,345)	(4,662,694)
Depreciation for the period	(6,501,884)	(6,177,651)	(4,104,720)
Ending Balance, Accumulated Depreciation	(17,342,229)	(10,840,345)	(4,662,694)
Beginning Balance, Net Book Value	84,149,805	75,161,431
Acquisitions and improvements		15,166,025
Depreciation for the period	(6,501,884)	(6,177,651)
Ending Balance, Net Book Value	$ 77,647,921	$ 84,149,805	$ 75,161,431